OPERATING ASSETS AND LIABILITIES - RETIREMENT BENEFIT OBLIGATIONS - Retirement Benefit Obligations (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
At the beginning of the year	DKK 1,451
At the end of the year	1,336	DKK 1,451
Germany
Disclosure of defined benefit plans [line items]
At the end of the year	401
Switzerland
Disclosure of defined benefit plans [line items]
At the end of the year	86
Japan
Disclosure of defined benefit plans [line items]
At the end of the year	77
USA
Disclosure of defined benefit plans [line items]
At the end of the year	448
Other
Disclosure of defined benefit plans [line items]
At the end of the year	324
Retirement benefit obligations
Disclosure of defined benefit plans [line items]
At the beginning of the year	2,611	2,268
Current service costs	141	157
Past service costs and settlements	(45)	(49)
Interest costs	40	51
Remeasurement (gains)/losses	(79)	200
Plan participant contributions etc	12	16
Benefits paid to employees	(66)	(67)
Effect of exchange rate adjustment	(136)	35
At the end of the year	2,478	2,611
Retirement benefit obligations | Germany
Disclosure of defined benefit plans [line items]
At the beginning of the year	945
Current service costs	32
Past service costs and settlements	0
Interest costs	15
Remeasurement (gains)/losses	(62)
Plan participant contributions etc	0
Benefits paid to employees	(6)
Effect of exchange rate adjustment	2
At the end of the year	926	945
Retirement benefit obligations | Switzerland
Disclosure of defined benefit plans [line items]
At the beginning of the year	350
Current service costs	24
Past service costs and settlements	(43)
Interest costs	1
Remeasurement (gains)/losses	(14)
Plan participant contributions etc	8
Benefits paid to employees	(14)
Effect of exchange rate adjustment	(29)
At the end of the year	283	350
Retirement benefit obligations | Japan
Disclosure of defined benefit plans [line items]
At the beginning of the year	420
Current service costs	28
Past service costs and settlements	0
Interest costs	2
Remeasurement (gains)/losses	(1)
Plan participant contributions etc	0
Benefits paid to employees	(20)
Effect of exchange rate adjustment	(36)
At the end of the year	393	420
Retirement benefit obligations | USA
Disclosure of defined benefit plans [line items]
At the beginning of the year	478
Current service costs	17
Past service costs and settlements	0
Interest costs	16
Remeasurement (gains)/losses	8
Plan participant contributions etc	0
Benefits paid to employees	(14)
Effect of exchange rate adjustment	(57)
At the end of the year	448	478
Retirement benefit obligations | Other
Disclosure of defined benefit plans [line items]
At the beginning of the year	418
Current service costs	40
Past service costs and settlements	(2)
Interest costs	6
Remeasurement (gains)/losses	(10)
Plan participant contributions etc	4
Benefits paid to employees	(12)
Effect of exchange rate adjustment	(16)
At the end of the year	DKK 428	DKK 418